Personnel expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Personnel expenses
Short-term employee benefits - Salaries	€ 32,866	€ 18,617	€ 12,149
Short-term employee benefits - Social Security	3,555	2,213	1,504
Post-employment benefits	748	441	291
Termination benefits	644	96	8
Share-based payment	37,208	18,527	3,985
Employer social security contributions stock options	10,794	4,918	5,281
Total employee benefits expense	€ 85,815	€ 44,812	€ 23,218